Derivative financial instruments (Effects of derivatives recorded in interest expense) (Details) - Interest Rate Caps And Swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ (14,369)	$ (29,714)	$ 5,158
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	(53,539)	3,381	6,874
Effect from derivatives	$ (67,908)	$ (26,333)	$ 12,032